Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

The fair value of financial instruments are classified into one of the following categories based upon the lowest level of input that is significant to the fair value measurement:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair values of cash equivalents approximate their carrying values due to the short-term nature of such financial instruments.

In connection with the Surface Acquisition on September 8, 2023 (see Note 7. Surface Acquisition), the Company recorded contingent consideration liabilities related to CVRs. The fair value of the CVR liabilities were determined using a Monte Carlo simulation-based model discounted to present value and represents a Level 3 measurement within the fair value hierarchy. Assumptions used in this calculation include estimated revenue, discount rate and various probability factors. If different assumptions were used for the various inputs, the estimated fair value could be significantly higher or lower than the fair value the Company determined. For example, increases in discount rates and the time to payment may result in lower fair value measurements. There is no assurance that any of the conditions for payment of the CVR liabilities will be met. During the three months ended March 31, 2024, the Company impaired its historical out-licensed partnership program with Novartis Institutes for Biomedical Research, Inc. (“Novartis Institutes”) (NZV930), which resulted in a net impairment charge of $6.8 million in selling, general and administrative expenses in the consolidated statements of operations relating to the write-off of the net carrying value of the Novartis Institutes out-license intangible asset of $10.6 million and the final remeasurement of the CVR liability related to NZV930 of $3.8 million to its fair value of zero. The remaining CVR liability associated with GSK of $0.5 million and other contingent consideration are recorded in other liabilities, non-current on the consolidated balance sheets at December 31, 2024. As of December 31, 2023, the CVR liability was reduced by a fair value adjustment of $0.9 million which was recorded within selling, general and administrative expense in the consolidated statements of operations.

On May 8, 2024, the Company recognized the Royalty Fee Derivative Liability which was estimated to be $9.2 million in connection with the Revenue Purchase and Sale Agreement (see Note 9. Financial Liabilities), which is recorded in accrued and other current liabilities on the consolidated balance sheets. To estimate the fair value, the Company uses Monte Carlo simulation models that require the use of Level 3 unobservable inputs, primarily the amount and timing of our expected future revenue, the probability of certain events, the discount rate corresponding to the risk of revenue, and to a much lesser extent the estimated volatility of these revenues. As of December 31, 2024, the estimated fair value of the Royalty Fee Derivative Liability increased to $13.6 million, resulting in a $4.4 million charge recorded in other income (expense), net on the consolidated statements of operations. In connection with the UDENYCA Sale, the UDENYCA portion of the Royalty Fee Derivative Liability was derecognized.

Financial liabilities related to long-term debt obligations are summarized in Note 9. Financial Liabilities. Other financial liabilities and financial assets measured at fair value on a recurring basis are summarized as follows:

	Fair Value Measurements
	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents	$125,549	$—	$—	$125,549
Financial Liabilities:
Royalty Fee Derivative Liability	$—	$—	$13,620	$13,620
Contingent consideration	—	—	632	632
Total	$—	$—	$14,252	$14,252

	Fair Value Measurements
	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents(1)	$88,460	$998	$—	$89,458
Marketable debt securities:
U.S. government agency securities	5,195	—	—	5,195
U.S. treasury securities	2,993	—	—	2,993
Commercial paper and corporate notes	—	6,669	—	6,669
Prepaid financial instrument in Prepaid manufacturing(2)	—	—	625	625
Total	$96,648	$7,667	$625	$104,940
Financial Liabilities:
Contingent consideration	$—	$—	$4,472	$4,472

(1)	Cash equivalents consist of money market funds, U.S treasury securities, and commercial paper and corporate notes with original maturities of 90 days or less.
(2)	Relates to Optional Stock Purchase Agreement.

The cost, unrealized gains or losses, and fair value by investment type are summarized as follows:

	December 31, 2024
(in thousands)	Cost	Unrealized Gain	Unrealized (Loss)	Fair Value
Money market funds	$125,549	$—	$—	$125,549

	December 31, 2023
(in thousands)	Cost	Unrealized Gain	Unrealized (Loss)	Fair Value
Money market funds	$79,484	$—	$—	$79,484
U.S. government agency securities	5,200	—	(5)	5,195
U.S. treasury securities	11,967	2	—	11,969
Commercial paper and corporate notes	7,673	—	(6)	7,667
Total	$104,324	$2	$(11)	$104,315

The Company held 9 positions that were in unrealized loss positions as of December 31, 2023. No impairment was recognized in 2024 and 2023. As of December 31, 2023, the remaining contractual maturities of available-for-sale securities were less than one year, and the average maturity of investments upon acquisition was approximately 9 months. The accrued interest receivable on available-for-sale marketable securities was immaterial at December 31, 2023.